11. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

From the Company’s inception in March 11, 2011 to September 20, 2012, the Company was not subject to federal and state income taxes since it was operating as a Limited Liability Company (LLC). On September 20, 2012, the company converted from an LLC to a C corporation and, as a result, became subject to corporate federal and state income taxes. This conversion is considered a recapitalization of the equity structure of the company and was treated as a nontaxable transaction. As a result of the conversion to a taxable entity, the Company recorded a deferred tax liability on the balance sheet and in income tax expense as of the date of the change in tax status in the amount of $1,079,000 related to the technology license. The company files its taxes on a cash basis method.

For the period ended December 31, 2012, the Company incurred net operating losses and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets including NOL carryovers. At December 31, 2012, the Company had approximately $5.9 million dollars of federal and state and local net operating losses. The net operating loss carryforwards, if not utilized, will begin to expire in 2032 for federal purposes.

The components of the provision (benefit) for income taxes, in the consolidated statement of operations are as follows (in thousands):

2012
Current
Federal	$-
State	-
-
Deferred
Federal	(1,173)
State	(733)
(1,906)
Total	$(1,906)

Change in valuation allowance	1,906
Income tax (benefit)	-
Total	$-

A reconciliation of the statutory federal income tax expense (benefit) to the effective tax is as follows (in thousands):

2012
Statutory rate - federal	(35.00%)
State taxes, net of federal benefit	(1.81%)
Partnership Losses proceeding the conversion to a C Corp	19.39%
Stock Based Compensation related to profits interest	9.52%
Meals & Entertainment	0.01%
Deferred tax adjustment upon conversion to taxable status	1.61%
Change in valuation allowance	6.28%
Income tax provision (benefit)	0.00%

The tax effects of “temporary differences” give rise to deferred tax assets and liabilities as of December 31, 2012. (in thousands):

	2012	Asset	Liability
Net operating loss and capital loss carry forward	$2,748	$2,748
Technology license	$(466)		(466)
Organizational costs	$9		9
Accrual to Cash	$(385)		(385)
Valuation allowance	$(1,906)
Total	$-	$2,748	$(842)